Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.8%)
AT&T, Inc.	46,262	1,349
CenturyLink, Inc.	44,013	416
Comcast Corp. - Class A	211,585	7,274
Fox Corp. - Class B	253,101	5,791
News Corp. - Class A	507,845	4,558
Telefonica SA	271,281	1,245
Verizon Communications, Inc.	181,208	9,736
The Walt Disney Co.	31,736	3,066

Total		33,435

Consumer Discretionary (2.4%)
Kohl’s Corp.	128,359	1,873
Las Vegas Sands Corp.	121,715	5,169
Mattel, Inc. *	299,903	2,642
McDonald’s Corp.	7,800	1,290
MGM Resorts International	52,500	619
Royal Caribbean Cruises, Ltd.	16,500	531
Snap-on, Inc.	16,300	1,774

Total		13,898

Consumer Staples (11.1%)
Bunge, Ltd.	56,800	2,331
Conagra Brands, Inc.	343,558	10,080
CVS Health Corp.	178,038	10,563
Kellogg Co.	20,500	1,230
Kimberly-Clark Corp.	88,500	11,316
Mondelez International, Inc.	5,800	290
Philip Morris International, Inc.	162,789	11,877
Tyson Foods, Inc. - Class A	191,793	11,099
Walmart, Inc.	43,800	4,977

Total		63,763

Energy (7.7%)
Chevron Corp.	18,500	1,340
Enbridge, Inc.	28,400	826
EOG Resources, Inc.	31,300	1,124
Exxon Mobil Corp.	182,300	6,922
Halliburton Co.	104,100	713
Hess Corp.	12,300	410
Occidental Petroleum Corp.	228,900	2,651
Pioneer Natural Resources Co.	30,200	2,119
Suncor Energy, Inc.	23,300	368
Targa Resources Corp.	209,100	1,445
TC Energy Corp.	248,459	11,007
Total SA, ADR	406,399	15,134

Total		44,059

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Financials (20.0%)
American International Group, Inc.	310,660	7,533
Bank of America Corp.	33,423	710
Chubb, Ltd.	109,300	12,208
Equitable Holdings, Inc.	218,926	3,163
Fifth Third Bancorp	458,487	6,808
Franklin Resources, Inc.	152,228	2,541
JPMorgan Chase & Co.	154,046	13,869
Loews Corp.	145,061	5,052
Marsh & McLennan Cos., Inc.	20,147	1,742
MetLife, Inc.	273,100	8,349
Morgan Stanley	306,991	10,438
Northern Trust Corp.	21,800	1,645
PNC Financial Services Group, Inc.	48,600	4,652
Raymond James Financial, Inc.	50,500	3,192
State Street Corp.	150,900	8,038
U.S. Bancorp	101,100	3,483
Wells Fargo & Co.	637,973	18,310
Willis Towers Watson PLC	18,916	3,213

Total		114,946

Health Care (13.0%)
AbbVie, Inc.	123,400	9,402
Anthem, Inc.	37,949	8,616
Becton Dickinson and Co.	19,096	4,388
Bristol-Myers Squibb Co.	47,500	2,647
Gilead Sciences, Inc.	119,700	8,949
GlaxoSmithKline PLC	123,665	2,319
GlaxoSmithKline PLC, ADR	21,900	830
Johnson & Johnson	114,846	15,060
Medtronic PLC	105,245	9,491
Pfizer, Inc.	313,226	10,224
Zimmer Biomet Holdings, Inc.	25,900	2,618

Total		74,544

Industrials (11.1%)
Alaska Air Group, Inc.	102,655	2,923
The Boeing Co.	54,500	8,128
Emerson Electric Co.	70,500	3,359
Flowserve Corp.	11,781	282
General Electric Co.	1,487,800	11,813
Johnson Controls International PLC	91,998	2,480
L3Harris Technologies, Inc.	58,052	10,456
Nielsen Holdings PLC	295,656	3,708
nVent Electric PLC	81,200	1,370
PACCAR, Inc.	44,000	2,690

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Stanley Black & Decker, Inc.	3,100	310
Stericycle, Inc. *	89,299	4,338
United Parcel Service, Inc. - Class B	112,700	10,528
United Technologies Corp.	12,800	1,207

Total		63,592

Information Technology (8.3%)
Applied Materials, Inc.	95,500	4,376
Cisco Systems, Inc.	216,100	8,495
Cognizant Technology Solutions Corp. - Class A	21,377	993
Microsoft Corp.	65,722	10,365
NXP Semiconductors NV	17,186	1,425
QUALCOMM, Inc.	230,881	15,619
Texas Instruments, Inc.	55,000	5,496
Western Digital Corp.	17,000	708

Total		47,477

Materials (4.3%)
Akzo Nobel NV, ADR	34,877	760
CF Industries Holdings, Inc.	228,584	6,217
Dow, Inc.	97,734	2,858
DuPont de Nemours, Inc.	230,634	7,865
International Paper Co.	204,837	6,377
PPG Industries, Inc.	11,500	961

Total		25,038

Real Estate (3.3%)
Equity Residential	90,800	5,603
Rayonier, Inc.	203,206	4,786
SL Green Realty Corp.	61,844	2,666
Weyerhaeuser Co.	366,929	6,219

Total		19,274

Utilities (8.5%)
CenterPoint Energy, Inc.	241,200	3,726
Edison International	139,012	7,616
NextEra Energy, Inc.	23,222	5,588
NiSource, Inc.	433,791	10,832
Sempra Energy	38,907	4,396
The Southern Co.	307,792	16,664

Total		48,822

Total Common Stocks (Cost: $634,520)		548,848

Equity Income Portfolio

Preferred Stocks (0.9%)	Shares/ Par +	Value $ (000’s)
Utilities (0.9%)
NextEra Energy, Inc., 5.279%, 3/1/23 *	49,295	2,174
The Southern Co., 6.750%, 8/1/22	62,483	2,774

Total		4,948

Total Preferred Stocks (Cost: $5,538)		4,948

Convertible Corporate Bonds (0.2%)
Financial (0.2%)
AXA SA, 7.250%, 5/15/21 144A	1,561,000	1,132

Total		1,132

Total Convertible Corporate Bonds (Cost: $1,561)		1,132

Convertible Preferred Stocks (1.7%)
Health Care (0.9%)
Becton Dickinson and Co., 6.125%, 5/1/20	105,450	5,513

Total		5,513

Utilities (0.8%)
Sempra Energy, 6.750%, 7/15/21	11,107	1,043
Sempra Energy, 6.000%, 1/15/21	36,037	3,334

Total		4,377

Total Convertible Preferred Stocks (Cost: $10,044)		9,890

Short-Term Investments (1.6%)
Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	9,239,501	9,240

Total		9,240

Total Short-Term Investments (Cost: $9,240)		9,240

Total Investments (99.9%) (Cost: $660,903)@		574,058

Other Assets, Less Liabilities (0.1%)		464

Net Assets (100.0%)		574,522

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing

Equity Income Portfolio

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $1,132 representing 0.2% of the net assets.

#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $660,903 and the net unrealized depreciation of investments based on that cost was $86,845 which is comprised of $52,418 aggregate gross unrealized appreciation and $139,263 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$4,948	$—	$—
Common Stocks
Communication Services	32,190	1,245	—
Health Care	72,225	2,319	—
All Others	440,869	—	—
Convertible Corporate Bonds	—	1,132	—
Convertible Preferred Stocks	9,890	—	—
Short-Term Investments	9,240	—	—

Total Assets:	$569,362	$4,696	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand